UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2007

Check here if Amendment       [  ];      Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        9030 Stony Point Parkway, Suite 150
                Richmond, Virginia 23235

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Susan Kidd
Title:    Office Manager
Phone:    (804) 327-0302

Signature, Place, and Date of Signing:
Susan Kidd        Richmond, Virginia         May 11, 2007
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 98

Form 13F Information Table Value Total: $233,690,181 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s)of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE


03/31/2007
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 1










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










A F L A C Inc
COMMON
001055102
1,594,392.80
33,880
x
ALL
27,080

6,800
Abbott Laboratories
COMMON
002824100
446,400.00
8,000
x
ALL
5,300

2,700
Albemarle Corp
COMMON
012653101
210,834.00
5,100
x
ALL
5,100

0
Alcon Inc
COMMON
H01301102
4,792,316.10
36,355
x
ALL
28,795

7,560
Altria Group Inc
COMMON
02209S103
6,040,713.33
68,793
x
ALL
43,706

25,087
Amgen Incorporated
COMMON
031162100
8,262,305.04
147,858
x
ALL
108,928

38,930
Apache Corp
COMMON
037411105
734,219.50
10,385
x
ALL
3,538

6,847
Applied Materials Inc
COMMON
038222105
2,122,097.20
115,835
x
ALL
95,005

20,830
A T & T Inc.
COMMON
00206R102
597,561.65
15,155
x
ALL
9,612

5,543
Automatic Data Processing
COMMON
053015103
4,899,725.75
101,234
x
ALL
80,185

21,049
BB&T Corporation
COMMON
054937107
606,111.52
14,776
x
ALL
9,766

5,010
BP PLC Sponsored ADRs
COMMON
055622104
727,466.25
11,235
x
ALL
8,051

3,184
Bank Of America Corp
COMMON
060505104
4,473,127.48
87,674
x
ALL
62,968

24,706
Becton Dickinson & Co
COMMON
075887109
3,919,852.20
50,980
x
ALL
40,430

10,550
Bed Bath & Beyond
COMMON
075896100
7,168,376.67
178,451
x
ALL
137,045

41,406
Berkshire Hathaway Cl A
COMMON
084670108
435,960.00
4
x
ALL
2

2
Berkshire Hathaway Cl B
COMMON
084670207
2,249,520.00
618
x
ALL
424

194
Biomet Incorporated
COMMON
090613100
2,861,276.60
67,340
x
ALL
44,740

22,600
Broadridge Finl Solution
COMMON
11133T103
235,469.23
11,953
x
ALL
10,446

1,507
C S X Corp
COMMON
126408103
229,887.00
5,740
x
ALL
1,740

4,000
CVS Corporation
COMMON
126650100
330,577.62
9,683
x
ALL
7,930

1,753
Cameron Intl Corporation
COMMON
13342B105
5,274,673.95
84,005
x
ALL
71,775

12,230
Capital One Financial Cp
COMMON
14040H105
252,468.41
3,346
x
ALL
1,150

2,196
Carmax Inc
COMMON
143130102
4,494,746.40
183,160
x
ALL
145,910

37,250










Page Total


62,960,078.70
















03/31/2007
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 2










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE




















Carnival Corp.
COMMON
143658300
4,716,224.70
100,645
x
ALL
83,485

17,160
ChevronTexaco Corporation
COMMON
166764100
456,629.04
6,174
x
ALL
3,808

2,366
Cisco Systems Inc
COMMON
17275R102
426,989.25
16,725
x
ALL
3,400

13,325
Citigroup Inc
COMMON
172967101
1,470,018.22
28,633
x
ALL
21,533

7,100
Coca Cola Company
COMMON
191216100
213,168.00
4,441
x
ALL
2,910

1,531
Dentsply Intl Inc
COMMON
249030107
461,775.00
14,100
x
ALL
14,100

0
Dominion Res Inc Va New
COMMON
25746U109
864,708.57
9,741
x
ALL
8,256

1,485
Donaldson
COMMON
257651109
3,876,779.00
107,390
x
ALL
81,165

26,225
Du Pont EI De Nemours
COMMON
263534109
305,625.69
6,183
x
ALL
4,183

2,000
Ecolab, Inc.
COMMON
278865100
1,038,880.00
24,160
x
ALL
16,985

7,175
Electronic Arts
COMMON
285512109
3,397,033.80
67,455
x
ALL
51,970

15,485
Emerson Electric Co
COMMON
291011104
398,582.50
9,250
x
ALL
8,250

1,000
Equitable Res Inc
COMMON
294549100
483,200.00
10,000
x
ALL
10,000

0
Extra Space Storage Inc
COMMON
30225T102
201,048.10
10,615
x
ALL
9,255

1,360
Exxon Mobil Corporation
COMMON
30231G102
5,823,080.10
77,178
x
ALL
41,245

35,933
Fastenal Co
COMMON
311900104
4,948,008.50
141,170
x
ALL
113,220

27,950
Freddie Mac Voting Shs
COMMON
313400301
2,793,055.50
46,950
x
ALL
38,175

8,775
Fortune Brands Inc
COMMON
349631101
829,580.50
10,525
x
ALL
6,525

4,000
Galleher Group PLC
COMMON
363595109
227,587.50
2,550
x
ALL
50

2,500
General Electric Company
COMMON
369604103
11,020,634.58
311,670
x
ALL
225,900

85,770
GlaxoSmithkline PLC  ADRs
COMMON
37733W105
2,811,573.54
50,879
x
ALL
41,664

9,215
H C C Insurance Holdings
COMMON
404132102
286,440.00
9,300
x
ALL
9,300

0
Harte-Hanks Incorporated
COMMON
416196103
3,367,497.45
122,055
x
ALL
100,265

21,790
Intel Corp
COMMON
458140100
595,081.41
31,107
x
ALL
19,800

11,307










Page Total


51,013,200.95
















03/31/2007
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 3










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Int'l Business Machines
COMMON
459200101
269,583.60
2,860
x
ALL
4

2,856
Itron Inc.
COMMON
465741106
1,149,907.20
17,680
x
ALL
15,470

2,210
Johnson & Johnson
COMMON
478160104
845,025.98
14,023
x
ALL
7,735

6,288
J P Morgan Chase & Co
COMMON
46625H100
589,316.78
12,181
x
ALL
11,441

740
Kimberly-Clark Corp
COMMON
494368103
236,290.50
3,450
x
ALL
1,300

2,150
Kinder Morgan Enrgy Ptnrs
COMMON
494550106
263,400.00
5,000
x
ALL
0

5,000
Kinder Morgan Inc
COMMON
49455P101
409,832.50
3,850
x
ALL
1,400

2,450
Kraft Foods Inc CL A
COMMON
50075N104
1,414,367.41
44,674
x
ALL
27,319

17,355
Lilly Eli & Company
COMMON
532457108
1,220,559.75
22,725
x
ALL
20,375

2,350
Linear Technology Corp
COMMON
535678106
5,500,608.75
174,125
x
ALL
141,925

32,200
Lowes Companies Inc
COMMON
548661107
4,894,490.70
155,430
x
ALL
111,010

44,420
Markel Corp
COMMON
570535104
10,714,743.00
22,100
x
ALL
22,100

0
Marlin Business Svc Corp.
COMMON
571157106
4,418,009.60
201,920
x
ALL
163,130

38,790
Medtronic Inc
COMMON
585055106
6,801,236.86
138,631
x
ALL
93,721

44,910
Merck & Co Inc
COMMON
589331107
204,607.85
4,632
x
ALL
1,032

3,600
Mercury General Corp
COMMON
589400100
3,264,877.20
61,555
x
ALL
47,495

14,060
Microsoft Corp
COMMON
594918104
5,263,165.89
188,847
x
ALL
144,377

44,470
Noble Corp
COMMON
G65422100
3,093,697.60
39,320
x
ALL
33,640

5,680
Norfolk Southern Corp
COMMON
655844108
417,450.00
8,250
x
ALL
3,850

4,400
PNC Finl Svcs Group
COMMON
693475105
1,108,338.00
15,400
x
ALL
15,400

0
PPG Industries
COMMON
693506107
393,736.00
5,600
x
ALL
5,300

300
Paychex Inc
COMMON
704326107
2,990,058.08
78,956
x
ALL
63,496

15,460
Pepsico Incorporated
COMMON
713448108
5,795,400.80
91,180
x
ALL
65,710

25,470
PetSmart, Inc.
COMMON
716768106
6,053,433.60
183,660
x
ALL
147,695

35,965










Page Total


67,312,137.65





















03/31/2007
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 4










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE




















Pfizer Incorporated
COMMON
717081103
1,061,392.06
42,019
x
ALL
5,300

36,719
Plum Creek Timber Co
COMMON
729251108
624,767.58
15,849
x
ALL
5,150

10,699
Portfolio Recovery Assoc
COMMON
73640Q105
4,264,298.25
95,505
x
ALL
76,440

19,065
Principal Financial Group
COMMON
74251V102
1,682,945.70
28,110
x
ALL
23,725

4,385
Procter & Gamble Co
COMMON
742718109
5,670,504.80
89,780
x
ALL
68,519

21,261
Royal Dutch Shell PLC A
COMMON
780259206
508,255.80
7,666
x
ALL
1,666

6,000
SLM Corp
COMMON
78442P106
4,097,362.00
100,180
x
ALL
81,680

18,500
The Southern Company
COMMON
842587107
384,751.70
10,498
x
ALL
3,848

6,650
Suntrust Banks Inc
COMMON
867914103
509,533.44
6,136
x
ALL
6,136

0
Sysco Corp
COMMON
871829107
7,305,851.09
215,958
x
ALL
166,183

49,775
3M Company
COMMON
88579Y101
5,097,192.21
66,691
x
ALL
50,791

15,900
Techne Corp.
COMMON
878377100
2,962,062.50
51,875
x
ALL
41,215

10,660
Tiffany & Co New
COMMON
886547108
717,901.80
15,785
x
ALL
11,435

4,350
Tredegar Industries, Inc.
COMMON
894650100
215,730.14
9,466
x
ALL
9,466

0
UDR, Inc.
COMMON
902653104
358,254.00
11,700
x
ALL
1,900

9,800
United Parcel Service B
COMMON
911312106
632,302.00
9,020
x
ALL
2,820

6,200
United Technologies Corp
COMMON
913017109
416,000.00
6,400
x
ALL
0

6,400
Vodafone Group Plc Adr
COMMON
92857W209
623,017.70
23,195
x
ALL
5,062

18,133
Wachovia Corp New
COMMON
929903102
1,274,240.86
23,147
x
ALL
19,717

3,430
Washington Mutual Inc
COMMON
939322103
1,646,898.30
40,785
x
ALL
33,760

7,025
Washington REIT
COMMON
939653101
362,038.50
9,675
x
ALL
2,075

7,600
Wellpoint Hlth Ntwks New
COMMON
94973V107
5,457,462.30
67,293
x
ALL
53,384

13,909
Wells Fargo & Co New
COMMON
949746101
402,831.00
11,700
x
ALL
5,100

6,600
Western Union
COMMON
959802109
4,573,502.00
208,360
x
ALL
164,350

44,010










Page Total


50,849,095.73
















03/31/2007
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 5










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Wilmington Trust Corp
COMMON
971807102
467,665.30
11,090
x
ALL
3,650

7,440
Wyeth
COMMON
983024100
1,088,002.41
21,747
x
ALL
11,397

10,350










Page Total


1,555,667.71
















Grand Total


233,690,180.74





















































































































